Investments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Payments to acquire cost method investments	$ 3,440,000
Payments to acquire equity method investments	1,500,000
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity method investments	0
Equity method investments	$ 1,778,000	$ 1,725,000
Topcon
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Digital Construction Works, Inc. | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Digital Construction Works, Inc. | Topcon
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%